Equity-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Earn-in expense	$ 1,000	$ 800
Earn-in consideration payable	1,593	$ 1,500	$ 1,519
Restricted Stock Units (RSUs)
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	4,200
Nasdaq Awards | Class A shares
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 600
Stock issued in period (in shares)	60,800
Fair value of shares issued (in dolalrs per share)	$ 10
Alvarium Employee Awards
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 24,600
Share-based payment arrangement, accelerated cost	$ 21,000
Share-based compensation arrangement, accelerated vesting (in shares)	2,100,000
Alvarium Employee Awards, Benefiting Acquirer
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 3,600
Number of shares vested in period (in shares)	360,485